EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of information about unconsolidated subsidiaries [line items]
Equity accounted investments, beginning of period		$ 20,764		$ 20,764	$ 22,698	$ 22,698
Investment Accounted For Using Equity Method, Additions				191		684
Investment Accounted For Using Equity Method, Disposal And Return Of Capital Distributions				(40)		(764)
Share of net earnings from equity accounted investments	$ (757)		$ 826	(793)	$ 1,090	1,969
Investment Accounted For Using Equity Method, Distribution Received				(186)		(470)
Investment Accounted For Using Equity Method, Foreign Currency Translation				(385)		127
Reclassification to assets held for sale				223		(189)
Impact of deconsolidation due to loss of control				0		(11,499)
Impact of warrant conversion						(1,434)
Investment Accounted For Using Equity Method, Other Adjustments				(349)		(1,857)
Equity accounted investments, end of year	$ 19,425			19,425		20,764
Investments accounted for using equity method | BSREP III
Disclosure of information about unconsolidated subsidiaries [line items]
Impact of deconsolidation due to loss of control		$ (1,434)		$ 0		$ (1,434)